Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	CAD 42,823
Balance, end of year	CAD 42,163	CAD 42,823
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,975	1,972
Issued on exercise of stock options and deferred share units	7	3
Balance, end of year	1,982	1,975
Balance, beginning of year	CAD 22,865	CAD 22,799
Issued on exercise of stock options and deferred share units	124	66
Balance, end of year	CAD 22,989	CAD 22,865